Principal Accounting Policies (Sales and Marketing) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Advertising and marketing promotion expenses	165.4	169.5	199.3